Provision for Income Taxes (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 1,737,713	$ 1,444,245
Net operating losses expiration	expire in 2037	expire in 2037